Contributed Equity	12 Months Ended
Jun. 30, 2023
Contributed Equity [Abstract]
Contributed Equity

Note 27. Contributed Equity

	June 30, 2023	June 30, 2022	June 30, 2021
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	320,883,552	235,277,217	234,147,526
Movement in ordinary shares:
Opening balance	235,277,217	234,147,526	113,852,364
Issue of shares on exercise of options granted under the LTIP	3,790,978	1,129,691	3,271,542
Issue of shares on Nasdaq listing net of issuance cost $10,126,969	—	—	105,477,591
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	—	—	11,546,029
Issue of shares net of issuance costs $4,531,040	81,815,357	—	—
	320,883,552	235,277,217	234,147,526
Ordinary shares on issue:	No:	No:	No:
Opening balance	352,152,542	351,003,541	269,157,769
Issue of shares on exercise of options granted under the LTIP	2,387,826	1,149,001	5,845,804
Issue of shares on Nasdaq listing	—	—	68,506,400
Issue of share on exercise of pre-funded warrants	—	—	7,493,568
Issue of shares on ASX	112,619,006	—	—
	467,159,374	352,152,542	351,003,541

Fully paid ordinary shares have no par value, carry one vote per share and carry the right to dividends. No cash dividends have been paid, declared or recommended during or since the end of the financial year by the Company. We have not declared or paid any dividends on our ordinary shares. We intend to retain any earnings for use in our business and do not currently intend to pay cash dividends on our ordinary shares. Dividends, if any, on our outstanding ordinary shares will be declared by and subject to the discretion of our board of directors, and subject to Australian law.

Issued capital at June 30, 2023 amounted to US$320,883,552 (467,159,434 fully paid ordinary shares) net of share issue costs and tax.

During the year ended June 30, 2023 the Company issued 112,619,066 ordinary shares on Nasdaq listing for net proceeds of US$81,815,3571.

During the year ended June 30, 2021 the Company issued 68,506,400 ordinary shares on Nasdaq listing for net proceeds of US$105,477,591 as well as issued 7,493,568 pre‑funded warrants for net proceeds of US$11,546,029.

At June 30, 2023, the company had 7,250,000 Non-Executive Director options that remain unexercised with expiry of October 2024 for 3,000,000 options, January 2025 for 2,250,000 options, October 2025 for 1,000,000 options and April 2026 for 1,000,000 options.

At June 30, 2022, the company had 7,500,000 Non-Executive Director options that remain unexercised with expiry of November 2022 for 3,000,000 options, October 2024 for 2,000,000 options, January 2025 for 1,500,000 options, October 2025 for 500,000 options and April 2026 for 500,000 options.

At June 30, 2021, the company had 4,750,000 Non‑Executive Director options that remain unexercised with expiry of November 2022 for 3,000,000 options, October 2024 for 1,000,000 options and January 2022 for 750,000 options.

Options granted to directors and employees.

The company has two share‑based payment schemes, the Long-Term Incentive Plan (LTIP) and Non‑Executive Director Share and Option Plan. Options to subscribe for the Company’s shares have been granted under these plans to certain employees and directors.

The company granted 10,050,000 options/rights and 755,000 American Depository Shares (ADS) options over ordinary shares under these plans during the year ended June 30, 2023 (Note 34). These options/rights had a weighted average fair value at grant date of $1.62 per options and the ADS options had a weighted average fair value at grant date of $6.75. During the year ended June 30, 2022, 6,613,000 options granted under the LTIP and NED Plan were exercised for $3,790,977 ($1,040,718 for cash and $2,750,258 via cashless conversion)

The company granted 8,400,000 options/rights and 925,000 American Depository Shares (ADS) options over ordinary shares under these plans during the year ended June 30, 2022 (Note 34). These options/rights had a weighted average fair value at grant date of $0.781 per options and the ADS options had a weighted average fair value at grant date of $6.75. During the year ended June 30, 2022, 2,056,000 options granted under the LTIP and NED Plan were exercised for $1,129,691 ($257,175 for cash and $872,516 via cashless conversion).

The company granted 7,000,000 options over ordinary shares under these plans during the year ended June 30, 2021 (note 32). These options had a weighted average fair value at their grant date of US$1.03 per option. During June 30, 2021 8,400,000 options granted under the LTIP and NED Plan were exercised for US$3,271,542. No options were granted under the Plans during the year ended June 30, 2020.

(c) Capital management

The Group is not subject to any externally imposed capital requirements. When managing share capital, management’s objective is to ensure the entity continues as a going concern as well as to provide benefits to shareholders and for other stakeholders. In order to maintain or achieve an appropriate capital structure, the Company may issue new shares or reduce its share capital, subject to the provisions of the Company’s constitution. The Group only commits to significant R&D expenditure when this is fully funded either by existing funds or further equity raises.